UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number 811-10319

USA MUTUALS
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Laurie Roberts
700 N. Pearl Street, Suite 900
Dallas, TX 75201
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Report to Stockholders.

Annual Report
March 31, 2008

Investment Advisor
Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:  1-866-264-8783
Web:     www.genwavefund.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
PORTFOLIO OF INVESTMENTS	9
STATEMENT OF ASSETS AND LIABILITIES	11
STATEMENT OF OPERATIONS	12
STATEMENTS OF CHANGES IN NET ASSETS	13
FINANCIAL HIGHLIGHTS	14
NOTES TO FINANCIAL STATEMENTS	15
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	20
ADDITIONAL INFORMATION	21

2

LETTER TO SHAREHOLDERS

March 31, 2008

Dear Fellow Shareholders,

By the time you finish reading this letter, over a dozen baby boomers will have retired. Though we admittedly don’t know how fast of a reader you are, there’s is a baby boomer retiring every 16 seconds – and there will be for the next 15 years. Those 77 million baby boomers will have a dramatic impact on many parts of our economy, but perhaps none as much as financial services, health care and technology.

Many industries and companies will be touched by America’s aging population over the coming years. In fact, the impact of this demographic shift will touch nearly all aspects of our economy but perhaps none as much as financial services, health care and technology. And that’s just the thought behind the creation of the Generation Wave Growth Fund: focus on the sectors most impacted, and ride the long-term wave.

But, while a compelling trend, it’s a long-term story that will be a decade or more in the making. Shorter term, over the past year, financials – the epicenter of the credit storm and one of our areas of focus –were down dramatically. Health care, too, underperformed the broader S&P 500. All told, during the year that ended March 31, 2008, the Fund declined 7.39% while the S&P 500 lost 5.08%. Over the longer-term, the Fund has gained 78.52% cumulative over the past five years, while the S&P 500 has increased 70.90% over the same time period. And since the Fund’s inception on Jun. 21, 2001, it has increased 27.61% cumulatively vs. the gain in the S&P 500 of 20.51%.

				Since Inception
Average Annual Returns		3 Years	5 Years	(6/21/01)
As of March 31, 2008	1 Year	Annualized	Annualized	Annualized
Generation Wave Growth Fund	-7.39%	5.28%	12.29%	3.66%
S&P 500 Index	-5.08%	5.84%	11.30%	2.79%

Gross Expense Ratio:  2.43%
Net Expense Ratio:*  2.32%
*  The Advisor has a contractual agreement to waive fees through 07/31/17.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund imposes a 1.00% redemption fee on shares held less than 60 days.  Performance does not reflect redemption fee.  Had the fee been included, returns would be lower.  Performance data current to the most recent month end may be obtained by calling 1-866-264-8783 or visiting www.genwavefund.com.

We are attempting to capitalize on the major global themes we’ve identified using mostly exchange traded funds (ETFs), though we have also added a few select stocks that we feel stand out.

3

Remember that, as a shareholder, you can automatically invest electronically each month through your checking or savings account via an ACH.  For more information, please call our shareholder service department at (866) 264-8783.

Please remember that detailed fund information including holdings and performance, updated monthly, are always available at www.genwavefunds.com.

Thank you for being a valued shareholder of the Generation Wave Growth Fund.

Charles L. Norton, CFA	Allen R. Gillespie, CFA
Portfolio Manager	Portfolio Manager

Past performance does not guarantee future results.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.  One cannot invest directly in an index.

Opinions expressed are those of GNI Capital, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

This report is intended for shareholder use only and must be preceded or accompanied by a prospectus.  Read it carefully before investing or sending money.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Because the Fund is a “fund of funds”, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds.  Please refer to the prospectus for more information about the Fund, including risks, fees and expenses. The Fund also invests in ETFs. They are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The Fund may also invest in foreign securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.

Automatic Investment Plans do not assure a profit and do not protect against a loss in declining markets.

(5/08)

4

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses.  Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within 60 days of purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the Example.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/07 – 3/31/08).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

5

EXPENSE EXAMPLE (Continued)

	Generation Wave Growth Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	October 1, 2007 -
	October 1, 2007	March 31, 2008	March 31, 2008*
Actual	$1,000.00	$ 881.80	$7.06
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.50	$7.57

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

6

INVESTMENT HIGHLIGHTS

The investment objective of the Fund is capital appreciation over the long term while at times providing a low level of current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds.  In turn, those mutual funds invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalizations. The mutual funds in which the Fund invests will be selected from the suitable pool of funds selected by the subadvisor after applying a combination of objective and subjective criteria to mutual funds available on the market.

The Fund will typically invest in equity funds and may include any type of equity fund (e.g., international equity, technology or health care). The Fund may at times add fixed-income funds to the allocation. The Fund’s sector breakdown at March 31, 2008 is shown below.

Sector Breakdown % Total Investments

Total Returns as of March 31, 2008
	Generation Wave
Average Total Return	Growth Fund	S&P 500 Index
Six months	(11.82)%	(12.46)%
One year	(7.39)%	(5.08)%
Three year
average annual	5.28%	5.84%
Five year
average annual	12.29%	11.30%
Average annual since
inception 6/21/01	3.66%	2.79%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. In the absence of the existing fee waiver, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783 or visiting www.genwavefunds.com.

7

INVESTMENT HIGHLIGHTS (Continued)

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on June 21, 2001 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

* Inception Date

8

PORTFOLIO OF INVESTMENTS

March 31, 2008	Ticker Symbol: GWGFX

Common Stocks 12.4%	Shares	Market Value
Consumer Staples 1.0%
Hormel Food Corp.	8,600	$358,276
Financials 3.7%
Citigroup Inc.	13,500	289,170
Max Capital Group Ltd.†	14,000	366,660
NYSE Euronext	6,500	401,115
optionsXpress Holdings Inc.	14,500	300,295
		1,357,240
Health Care 5.5%
Eli Lilly and Co.	7,500	386,925
Hologic, Inc.*	7,000	389,200
Medco Health Solutions, Inc.*	8,500	372,215
OSI Pharmaceuticals, Inc.*	10,000	373,900
Tenet Healthcare Corp. *	85,000	481,100
		2,003,340
Telecommunications 2.2%
AT&T Inc.	12,000	459,600
Vimple-Communications - ADR	11,500	343,735
		803,335
Total Common Stocks (Cost $5,251,905)		4,522,191
Domestic Bond Funds 5.0%
iShares Lehman MBS Fixed-Rate Bond Fund	7,200	743,472
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	10,000	1,099,000
Total Domestic Bond Funds (Cost $1,749,012)		1,842,472
Domestic Index Funds 28.5%
iShares Russell 1000 Growth Index Fund	60,000	3,266,400
iShares S&P 100 Index Fund	20,000	1,233,600
PowerShares DB U.S. Dollar Index Bullish Fund	20,000	448,400
PowerShares FTSE RAFI U.S. 1000 Portfolio	36,000	1,896,120
Rydex S&P 500 Pure Growth ETF	61,300	2,116,689
Ultra QQQ ProShares	20,500	1,433,975
Total Domestic Index Funds (Cost $10,997,681)		10,395,184

The accompanying notes are an integral part of these financial statements.

9

PORTFOLIO OF INVESTMENTS (CONTINUED)

March 31, 2008	Ticker Symbol: GWGFX

International Index Funds 19.7%	Shares	Market Value
iShares MSCI EAFE Growth Index Fund	30,000	$2,168,400
iShares MSCI EAFE Index Fund	7,000	503,300
iShares MSCI Emerging Markets Index Fund	14,000	1,881,320
iShares MSCI Taiwan Index Fund	85,000	1,347,250
iShares S&P Global Financials Sector Index Fund	5,500	385,495
Wisdomtree Japan SmallCap Dividend Fund	20,000	889,200
Total International Index Funds (Cost $7,603,121)		7,174,965
Investment Company 1.1%
Apollo Investment Corp.	25,000	395,750
Total Investment Company (Cost $401,235)		395,750
Demand Notes 9.9%
American Family Financial Services	1,801,531	1,801,531
Wisconsin Corporate Central Credit Union	1,801,530	1,801,530
Total Demand Notes (Cost $3,603,061)		3,603,061
Sector Funds 18.4%
Energy 9.9%
Oil Service HOLDRs Trust	10,000	1,768,000
SPDR S&P Oil & Gas Exploration & Production ETF	35,000	1,864,100
		3,632,100
Financials 3.6%
PowerShares FTSE RAFI Financials Sector Portfolio	35,000	1,308,300
Technology 4.9%
Technology Select Sector SPDR Fund	80,000	1,792,000
Total Sector Funds (Cost $7,181,392)		6,732,400
Total Investments 95.0% (Cost $36,787,407)		34,666,023
Assets, Less Other Liabilities 5.0%		1,817,041
Net Assets 100.0%		$36,483,064

ADR - American Depositary Receipt
*	Non-income producing
†	Foreign-issued security

10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS
Investments, at value (cost $36,787,407)	$34,666,023
Cash	2,290,095
Income receivable	9,657
Receivable for capital shares sold	17,166
Other assets	8,951
TOTAL ASSETS	36,991,892

LIABILITIES
Payable for investments purchased	401,235
Payable to affiliates	20,497
Payable to Advisor	24,671
Payable for capital shares redeemed	12,236
Accrued expenses and other liabilities	50,189
TOTAL LIABILITIES	508,828

NET ASSETS	$36,483,064

Net assets consist of:
Paid-in capital	$33,138,497
Accumulated net realized gain	5,465,951
Net unrealized appreciation on investments	(2,121,384)
NET ASSETS	$36,483,064

Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	3,691,004

Net asset value, redemption price and offering price per share	$9.88

The accompanying notes are an integral part of these financial statements.

11

FINANCIAL STATEMENTS

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME
Dividend income	$957,828
Interest income	46,369
TOTAL INVESTMENT INCOME	1,004,197
EXPENSES
Advisory fees	435,964
Administration fees	70,658
Transfer agent fees and expenses	60,833
Legal fees	32,489
Fund accounting fees	23,439
Federal and state registration fees	23,277
Audit fees	22,500
Chief compliance officer fees and expenses	16,248
Trustees’ fees and related expenses	8,501
Reports to shareholders	8,207
Custody fees	6,141
Other expenses	16,666
TOTAL EXPENSES BEFORE INTEREST EXPENSE	724,923
Interest expense (Note 6)	1,163
TOTAL EXPENSES	726,086
Less waivers by Advisor (Note 3)	(37,772)
NET EXPENSES	688,314
NET INVESTMENT INCOME	315,883
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	5,329,617
Capital gain distributions from other investment companies	1,493,026
Change in net unrealized appreciation/depreciation on investments	(9,828,045)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,005,402)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,689,519)

The accompanying notes are an integral part of these financial statements.

12

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Year Ended	Year Ended
	March 31, 2008	March 31, 2007
FROM OPERATIONS
Net investment income	$315,883	$517,378
Net realized gain from security transactions	5,329,617	6,352,135
Capital gain distributions from
other investment companies	1,493,026	2,432,614
Change in net unrealized
appreciation/depreciation on investments	(9,828,045)	(5,993,189)
Net increase (decrease) in net assets from operations	(2,689,519)	3,308,938

FROM DISTRIBUTIONS
Net investment income	(627,074)	(719,903)
Net realized gain on investments	(6,264,988)	(2,489,549)
Net decrease in net assets resulting
from distributions paid	(6,892,062)	(3,209,452)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,846,408	2,079,405
Net asset value of shares issued in
reinvestment of distributions to shareholders	6,831,552	3,145,949
Payments for shares redeemed(1)	(13,144,807)	(11,805,912)
Net decrease in net assets
from capital share transactions	(3,466,847)	(6,580,558)

TOTAL INCREASE (DECREASE)
IN NET ASSETS	(13,048,428)	(6,481,072)

NET ASSETS
Beginning of year	49,531,492	56,012,564
End of year	$36,483,064	$49,531,492

(1)	Net of redemption fees of $829 for the year ended March 31, 2008 and $1,574 for the year ended March 31, 2007.

The accompanying notes are an integral part of these financial statements.

13

FINANCIAL STATEMENTS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$12.74	$12.72	$10.80	$10.40	$7.06
Income (loss) from
investment operations:
Net investment income (loss)(1)	0.10	0.14 (2)	0.03	0.03	(0.06)
Net realized and unrealized
gain (loss) on investments	(0.88)	0.70	1.92	0.37	3.40
Total from investment operations	(0.78)	0.84	1.95	0.40	3.34
Less distributions paid:
From net investment income	(0.19)	(0.18)	(0.03)	—	—
From net realized
gain on investments	(1.89)	(0.64)	—	—	—
Total distributions paid	(2.08)	(0.82)	(0.03)	—	—
Paid-in capital from
redemption fees (Note 2)	— (3)	— (3)	— (3)	— (3)	— (3)
Net Asset Value, End of Year	$9.88	$12.74	$12.72	$10.80	$10.40
Total Return	(7.39)%	6.67%	18.13%	3.85%	47.31%
Supplemental Data and Ratios:
Net assets at end of year (000’s)	$36,483	$49,531	$56,013	$31,446	$37,586
Ratio of expenses
to average net assets(4)(5)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss)
to average net assets(4)(5)	0.69%	0.99%	0.30%	0.26%	(0.59)%
Portfolio turnover rate	67.29%	53.00%	6.60%	39.78%	1.66%

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)
Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 1.58%, 1.61%, 1.77%, 1.90% and 1.89% and the ratio of net investment income (loss) to average net assets would have been 0.61%, 0.88%, 0.03%, (0.14)% and (0.98)% for the periods ended March 31, 2008, March 31, 2007, March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(5)	Does not include expenses of investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

14

NOTES TO FINANCIAL STATEMENTS

March 31, 2008

(1)	Organization
USA MUTUALS (the “Trust”) was organized as a Delaware business trust under a Declaration of Trust dated March 20, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Generation Wave Growth Fund (the “Fund”), represents a distinct portfolio with its own investment objectives and policies within the Trust.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective and commenced operations on June 21, 2001.

(2)	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

 (a) Investment Valuation – The assets of the Fund consist primarily, if not exclusively, of shares of underlying mutual funds, which are valued at their respective Net Asset Values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange.  Exchange-traded securities for which there were no transactions are valued at the latest bid prices.  All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).  Certain short-term securities are valued on the basis of amortized cost.  If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds’ board of trustees/directors.  The NAV of the Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.  When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Fund’s Board of Trustees.  When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

(b) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

15

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008

(c) New Accounting Pronouncements – The Fund adopted the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), on September 29, 2007. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are ’’more-likely-than-not’’ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  As of March 31, 2008, FIN 48 did not result in an impact to the Fund’s financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

(d) Distributions to Shareholders – The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the year ended ended March 31, 2008 and the year ended March 31, 2007 were as follows:

	Year Ended	Year Ended
	March 31, 2008	March 31, 2007
Ordinary income	$1,054,657	$ 658,166
Long-term capital gains	$5,837,405	$2,551,286

The Fund designated as a long-term capital dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2008.

16

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008

As of March 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$36,787,407
Gross tax unrealized appreciation	$619,297
Gross tax unrealized depreciation	(2,740,681)
Net tax unrealized appreciation	(2,121,384)
Undistributed ordinary income	—
Undistributed long-term capital gain	5,465,951
Total distributable earnings	5,465,951
Other accumulated losses	—
Total accumulated earnings	$3,344,567

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains.  At March 31, 2008, the Fund had no capital loss carryforwards.

(e) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f) Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 60 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

(g) Other – Investment transactions are accounted for on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h) Reclassifications of Capital Accounts – Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

17

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008

For fiscal year ended March 31, 2008 reclassifications were recorded to decrease undistributed net investment loss by $311,191 and decrease undistributed net realized gain by $311,191.  These reclassifications have no effect on net assets or net asset value per share.

(3)	Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with Mutuals Advisors, Inc. (the “Advisor”), formerly known as MUTUALS.com, Inc., with whom an officer of the Trust is affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.95% of the Fund’s average daily net assets.

The Advisor has agreed to waive, through July 31, 2017, its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.50% of the Fund’s average daily net assets.  For the year ended March 31, 2008, expenses of $37,772 were waived by the Advisor.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2009	$125,546
2010	$ 58,767
2011	$ 37,772

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  For the year ended March 31, 2008, the Fund incurred $70,658 in administration fees.

The Fund paid the Chief Compliance Officer $16,248 for the year ended March 31, 2008.

(4)	Capital Share Transactions
Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	March 31, 2008	March 31, 2007
Shares sold	224,173	162,113
Shares issued to holders in
reinvestment of distributions	636,678	249,086
Shares redeemed	(1,056,705)	(928,690)
Net decrease	(195,854)	(517,491)

18

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008

(5)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended March 31, 2008 were $29,239,342 and $38,671,167, respectively.  There were no purchases or sales of U.S. government securities for the Fund.

(6)	Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a Loan and Security Agreement for the Fund dated October 1, 2004 for the purpose of purchasing portfolio securities.  The interest rate on the outstanding principal amount was the Bank’s Prime Rate (weighted average rate of 7.86% for the year ended March 31, 2008).  During the year ended March 31, 2008, the Fund had an outstanding average daily balance of $14,549 and the maximum amount outstanding during the period was $541,000.  Interest expense amounted to $1,163 for the Fund for the year ended March 31, 2008.  At March 31, 2008 there was no loan payable balance for the Fund.

19

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
USA MUTUALS
Dallas, Texas

We have audited the accompanying statement of assets and liabilities of the Generation Wave Growth Fund, a series of shares of USA MUTUALS, including the portfolio of investments, as of March 31, 2008, the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Generation Wave Growth Fund as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 28, 2008

20

ADDITIONAL INFORMATION

Information about Trustees

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees.  Information pertaining to the Trustees of the Fund is set forth below.  The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-866-264-8783.

Non-Interested Trustees
		Term of	Principal	Number of	Other
	Position	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Dr. Michael D. Akers	Independent	Indefinite term;	Professor and	2	Independent
Straz Hall, 481	Trustee	Since 2001	Chair, Department		Trustee, Trust for
606 N. 13th Street			of Accounting,		Professional
Milwaukee, WI 53201			Marquette University		Managers (an
Age: 51			(2004 - present);		open-end
			Associate Professor		investment
			of Accounting,		company)
Marquette University
(1996 - 2004)
Gary A. Drska	Independent	Indefinite term;	Captain, Midwest	2	Independent
6744 S. Howell Avenue	Trustee	Since 2001	Airlines (Airline		Trustee, Trust for
Oak Creek, WI 53154			Company) (1985 -		Professional
Age: 50			present); Director -		Managers (an
			Flight Standards and		open-end
			Training (July 1990 -		investment
			December 1999)		company)

Interested Trustee and Officers
		Term of	Principal	Number of	Other
	Position(s)	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Joseph C. Neuberger*	Trustee	Indefinite term;	Executive	2	Trustee, Trust for
615 E. Michigan Street	and	Since 2001	Vice President,		Professional
Milwaukee, WI 53202	Chairperson		U.S. Bancorp Fund		Managers (an
Age: 46			Services, LLC		open-end
			(1994 - present)		investment
company);
Director/Trustee,
Buffalo Funds
(an open-end
investment
company)

*
This trustee is considered an “interested person” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Fund.

21

ADDITIONAL INFORMATION (Continued)

Interested Trustee and Officers (Continued)
		Term of	Principal	Number of	Other
	Position(s)	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Laurie P. Roberts	President	Indefinite term;	President, Mutuals	N/A	N/A
Plaza of the Americas	and	Since 2007	Advisors, Inc.
700 N. Pearl Street,	Treasurer		(2007 - present);
Suite 900			Executive Vice
Dallas, TX 75201			President and Chief
Age: 42			Compliance Officer,
Douglas Scott
Securities, Inc. (1995 -
January 2007); Chief
Executive Officer,
LPCR Consulting Inc.
(2002 - 2007)

Rachel A. Spearo	Secretary	Indefinite term;	Counsel, Fund	N/A	N/A
615 E. Michigan Street		Since 2005	Administration and
Milwaukee, WI 53202			Compliance, U.S.
Age: 28			Bancorp Fund Services,
LLC (2004 - present)

David E. Scott	Chief	Indefinite term;	Managing Member,	N/A	N/A
521 Fifth Avenue,	Compliance	Since 2007	D.E. Scott & Associates,
Suite 1700	Officer		LLC (December 2005 -
New York, NY 10175			present); CCO, Strategic
Age: 37			Value Partners, LLC
(August 2004 - December
2005); Managing Director,
IMRC Group (August
2003 - August 2004);
Director of Fund
Compliance, US Trust
Company (August 2001 -
August 2003)

Tax Information

The Fund designates 100% of its ordinary income distribution for the year ended March 31, 2008 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended March 31, 2008, 100% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

22

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s, sub-advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor, sub-advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has adopted proxy voting policies and procedures that delegate to Mutuals Advisors, Inc., the Fund’s investment advisor (the “Advisor”), the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-264-8783.  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

MUTUALS.com

Generation Wave Growth Fund

Investment Advisor	Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Subadvisor	GNI Capital, Inc.
125 The Parkway, Suite 201
Greenville, South Carolina 29615

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Annual Report
March 31, 2008

Investment Advisor
Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone:  1-866-264-8783
Web:     www.VICEFUND.com

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
PORTFOLIO OF INVESTMENTS	9
SCHEDULE OF SECURITIES SOLD SHORT	11
SCHEDULE OF OPTIONS WRITTEN	12
STATEMENT OF ASSETS AND LIABILITIES	13
STATEMENT OF OPERATIONS	14
STATEMENTS OF CHANGES IN NET ASSETS	15
FINANCIAL HIGHLIGHTS	16
NOTES TO FINANCIAL STATEMENTS	17
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23
ADDITIONAL INFORMATION	24

LETTER TO SHAREHOLDERS

March 31, 2008

Dear Valued Shareholder,

The Vice Fund takes a global approach in its exclusive focus on the tobacco, alcoholic beverages, gaming and aerospace/defense sectors.1 With a U.S. recession seemingly well underway, we believe that these traditionally defensive sectors are particularly attractive right now, as in our opinion, the companies’ fundamental outlook is not contingent on robust economic conditions.

Here, in brief, are our current views of each of our target sectors.

We continue to favor tobacco companies with exposure to emerging markets and those that have the strongest brand portfolio, the most cost-cutting opportunities or financial flexibility to utilize their balance sheet to repurchase stock (or do some sort of restructuring). The tobacco sector, in general, has historically offered earnings stability and consistent dividends, which we believe are vital in this otherwise uncertain market environment.

In gaming, the equipment makers and Asia-focused casino operators are our focus while the regional players have been weak, the result of increased competition and more economic sensitivity. We continue to believe that the slot makers are at the epicenter of two important drivers: new or expanding markets opening up, and a massive replacement cycle driven by server-based gaming, a new technology set to potentially have a dramatic impact on casino floors around the world. The expansion of new markets, both domestically and internationally, continues to be an important theme for the gaming sector. We think the opening up of Asia, in particular, may be a long-term driver for the sector.

Our defense-sector view is largely influenced by our expectations that budget authority on modernization (procurement plus development) should continue to increase for the next few years, at least; historically, this has been one of the most critical drivers of defense-stock relative performance. As a result, we expect the major defense contractors to do well in this environment. On the commercial aerospace side, worldwide air traffic growth has been surging, fertilizing what looks to be a new upcycle in global demand for commercial aircraft. We believe that the aircraft suppliers should enjoy a prolonged upcycle in aircraft demand that is more globally diversified than ever before.

The brewers have been weighed down over concerns of higher input costs (mostly barley); we think this is creating an opportunity for those focused on emerging markets. We believe most cost pressures may be recovered through higher prices, and we are looking for margin expansion in 2009 as input-cost pressures should abate. We continue to avoid the brewers whose fortunes are tied to the lackluster U.S. market. Spirits growth in the important U.S. market, though decelerating, has remained robust and we’re mostly focused on the large, multi-national players with the greatest distribution networks and brand portfolio.

We’re looking forward to seeing how these drivers unfold over the remainder of the year.

__________
[1]
While international exposure is an important component of the Fund’s portfolio management strategy, it is important to note that the Fund may not hold more than 33 1/3% of its net assets in foreign securities on a time of purchase basis.

Please remember that detailed fund information including holdings and performance, updated monthly, is always available at www.ViceFund.com.

Thank you for being a valued shareholder of the Vice Fund.

Charles L. Norton, CFA	Allen R. Gillespie, CFA
Portfolio Manager	Portfolio Manager

Past performance does not guarantee future results.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.  One cannot invest directly in an index.

Opinions expressed are those of GNI Capital, Inc. and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

This report is intended for shareholder use only and must be preceded or accompanied by a prospectus.  Read it carefully before investing or sending money.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Mutual funds with a narrow investment focus are subject to greater price fluctuations than funds with broader investment choices.  The Vice Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

(05/08)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other Fund expenses.  Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within 60 days of purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the Example.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/07 – 3/31/08).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)

	Vice Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	October 1, 2007 -
	October 1, 2007	March 31, 2008	March 31, 2008*
Actual**	$1,000.00	$ 887.80	$8.68
Hypothetical
(5% return before expenses)***	$1,000.00	$1,015.77	$9.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.84%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends on short positions, your actual cost of investment in the Fund would be $8.26.
***	Excluding dividends on short positions, your hypothetical cost of investment in the Fund would be $8.82.

INVESTMENT HIGHLIGHTS

Sector Breakdown % Total Investments

Total Returns as of March 31, 2008
Average Total Return	Vice Fund	S&P 500 Index

Six Months	(11.22)%	(12.46)%
One year	4.44%	(5.08)%
Average annual
three years	12.34%	5.84%
Average annual
five years	20.96%	11.30%
Average annual since
inception 8/30/02	15.15%	8.77%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. In the absence of the existing fee waiver, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783 or visiting www.ViceFund.com.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

INVESTMENT HIGHLIGHTS (Continued)

The Fund imposes a 1.00% redemption fee on shares held less than 60 days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

This chart assumes an initial gross investment of $10,000 made on August 30, 2002 (the commencement of operations).

Hypothetical Comparison of Change in Value of $10,000 Investment

* Inception Date

PORTFOLIO OF INVESTMENTS

March 31, 2008	Ticker Symbol: VICEX

COMMON STOCKS 99.5%	Shares	Market Value
Aerospace & Defense 25.9%
The Boeing Co.	107,000	$7,957,590
General Dynamics Corp.(2)	75,500	6,294,435
L-3 Communications Holdings, Inc.	25,500	2,788,170
Lockheed Martin Corp.(2)	71,500	7,099,950
Northrop Grumman Corp.	63,000	4,902,030
Raytheon Co.	116,000	7,494,760
Rockwell Collins, Inc.	64,500	3,686,175
Spirit AeroSystems Holdings Inc. - Class A*	161,000	3,570,980
United Technologies Corp.	43,500	2,993,670
		46,787,760
Alcoholic Beverages 23.3%
Central European Distribution Corp. *	36,000	2,094,840
Companhia de Bebidas das Americas (AmBev), ADR	34,500	2,606,475
Diageo plc, ADR	126,000	10,246,320
Heineken NV	82,000	4,762,760
InBev NV	92,500	8,139,988
Pernod Ricard SA	67,500	6,943,844
SABMiller plc	330,000	7,230,436
		42,024,663
Casinos, Gambling & Lotteries 21.3%
International Game Technology	235,500	9,469,455
Las Vegas Sands Corp.*	88,000	6,480,320
MGM MIRAGE*	137,000	8,051,490
WMS Industries Inc.*	196,000	7,050,120
Wynn Resorts, Ltd.	73,000	7,346,720
		38,398,105
Tobacco 29.0%
Altria Group, Inc.	390,000	8,658,000
British American Tobacco PLC., ADR	127,500	9,658,125
Imperial Tobacco Group plc, ADR	72,000	6,629,040
JAPAN TOBACCO INC.	355	1,777,137
Loews Corp. - Carolina Group(2)	166,000	12,043,300
Philip Morris International Inc.*	270,000	13,656,600
		52,422,202
Total Common Stocks (Cost $168,226,126)		179,632,730

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008	Ticker Symbol: VICEX

CALL OPTIONS PURCHASED 0.1%	Contracts	Market Value
Altria Group, Inc.
Expiration: June 2008, Exercise Price: $80.00	200	$11,000
Melco PBL Entertainment (Macau) Ltd:
Expiration: April 2008, Exercise Price: $15.00	300	1,500
Expiration: October 2008, Exercise Price: $10.00	100	31,500
Expiration: January 2009, Exercise Price: $10.00	350	124,250
Total Call Options Purchased (Cost $330,910)		168,250
PUT OPTIONS PURCHASED 0.0%
The Boeing Co.
Expiration: May 2008, Exercise Price: $75.00	100	35,500
Expiration: May 2008, Exercise Price: $80.00	100	68,000
Total Put Options Purchased (Cost $91,540)		103,500

	Principal
SHORT-TERM INVESTMENTS 1.8%	Amount
Variable Rate Demand Note(1)
Wisconsin Corporate Central Credit Union, 4.869%	$3,178,787	3,178,787
Total Short-Term Investments (Cost $3,178,787)		3,178,787
Total Investments (Cost $171,827,363) 101.4%		183,083,267
Liabilities in Excess of Other Assets (1.4)%		(2,503,493)
Total Net Assets 100.0%		$180,579,774

(1)	Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.
(2)	A portion of the investment is held by the broker as collateral for short sales activity. As of March 31, 2008, the segregated market value of collateral is $10,128,015.
*	Non Income Producing
ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT

March 31, 2008	Ticker Symbol: VICEX

COMMON STOCKS 5.4%	Shares	Market Value
Aerospace & Defense 2.0%
BE Aereospace, Inc.	43,000	$1,502,850
Goodrich Corp.	16,000	920,160
TransDigm Group, Inc.	30,000	1,111,500
		3,534,510
Alcoholic Beverages 1.9%
Anheuser-Busch Companies, Inc.	30,000	1,423,500
Constellation Brands, Inc. - Class A	50,000	883,500
Fortune Brands,Inc.	16,300	1,132,850
		3,439,850
Tobacco 1.5%
Reynolds American Inc.	15,000	885,450
UST, Inc.	33,500	1,826,420
		2,711,870
Total Common Stock (Proceeds $9,806,001)		9,686,230
INVESTMENT COMPANY 0.5%
Exchange-Traded Fund 0.5%
SPDR Trust Series 1	7,000	923,790
Total Investment Company (Proceeds $938,797)		923,790
Total Securities Sold Short 5.9% (Proceeds $10,744,798)		$10,610,020

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN

March 31, 2008	Ticker Symbol: VICEX

CALL OPTIONS WRITTEN 0.0%	Contracts	Market Value
MGM MIRAGE
Expiration: April 2008, Exercise Price: $60.00	200	$41,000
Expiration: May 2008, Exercise Price: $65.00	100	18,500
Total Call Options Written (Premiums received $66,810)		$59,500

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2008

ASSETS
Investments, at value (cost $171,827,363)	$183,083,267
Deposits at broker for securities sold short and options written	12,204,207
Receivable for investments sold	765,410
Receivable for capital shares sold	629,747
Income receivable	618,984
Other assets	17,372
TOTAL ASSETS	197,318,987

LIABILITIES
Securities sold short at value (proceeds $10,744,798)	10,610,020
Written options, at value (premium received $66,810)	59,500
Payable for investments purchased	5,592,872
Payable to Advisor	123,430
Payable for capital shares redeemed	140,329
Payable to affiliates	92,846
Payable for distribution fees	47,943
Payable for dividends on short sales	19,045
Accrued expenses and other liabilities	53,228
TOTAL LIABILITIES	16,739,213

NET ASSETS	$180,579,774
Net assets consist of:
Paid-in capital	$168,359,093
Undistributed net investment income	88,247
Accumulated net realized gain	734,407
Net unrealized appreciation on:
Investments	11,255,939
Short positions	134,778
Written options	7,310
NET ASSETS	$180,579,774
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	8,780,374
Net asset value, redemption price and offering price per share	$20.57

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations
For the Year Ended March 31, 2008

INVESTMENT INCOME
Dividend income(1)	$2,833,311
Interest income	103,241
TOTAL INVESTMENT INCOME	2,936,552
EXPENSES
Advisory fees	1,415,870
Distribution fees (Note 3)	372,597
Administration fees	159,811
Transfer agent fees and expenses	154,898
Fund accounting fees	58,191
Federal and state registration fees	36,646
Custody fees	32,704
Legal fees	29,062
Audit fees	22,500
Chief compliance officer fees and expenses (Note 3)	16,248
Reports to shareholders	15,892
Trustees’ fees and related expenses	7,750
Other expenses	34,190
TOTAL EXPENSES BEFORE DIVIDENDS ON SHORT
POSITIONS AND INTEREST EXPENSE	2,356,359
Dividends on short positions	146,739
Interest expense on short positions	7,538
Interest expense (Note 6)	2,910
TOTAL EXPENSES	2,513,546
Plus expenses recaptured by Advisor (Note 3)	248,912
NET EXPENSES	2,762,458
NET INVESTMENT INCOME	174,094
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	2,577,537
Short positions	1,606,619
Written Options	64,080
Change in net unrealized appreciation/depreciation on:
Investments	(5,351,657)
Short positions	48,971
Written options	30,335
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,024,115)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(850,021)

(1)	Net of $50,897 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Year Ended	Year Ended
	March 31, 2008	March 31, 2007
FROM OPERATIONS
Net investment income	$174,094	$276,366
Net realized gain (loss) on:
Investments	2,440,068	2,656,530
Short positions	1,606,619	(17,713)
Written Options	201,549
Change in net unrealized appreciation/depreciation on:
Investments	(5,351,657)	5,778,944
Short positions	48,971	85,807
Written options	30,335	(23,025)
Net increase (decrease) in net assets from operations	(850,021)	8,756,909

FROM DISTRIBUTIONS
Net investment income	(204,893)	(162,960)
Net realized gain on investments	(5,809,825)	(789,340)
Net decrease in net assets resulting
from distributions paid	(6,014,718)	(952,300)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	126,144,651	58,469,879
Net asset value of shares issued in
reinvestment of distributions to shareholders	5,737,464	894,561
Payments for shares redeemed(1)	(47,463,011)	(14,674,142)
Net increase in net assets from
capital share transactions	84,419,104	44,690,298

TOTAL INCREASE IN NET ASSETS	77,554,365	52,494,907

NET ASSETS
Beginning of year	103,025,409	50,530,502
End of year	$180,579,774	$103,025,409
UNDISTRIBUTED NET INVESTMENT INCOME	$88,247	$113,406

(1)	Net of redemption fees of $78,652 for the year ended March 31, 2008, and $16,158 for the year ended March 31, 2007.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Year

	Year		Year		Year	Year	Year
	Ended		Ended		Ended	Ended	Ended
	March 31,		March 31,		March 31,	March 31,	March 31,
	2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$20.37		$18.08		$15.42	$13.34	$8.49
Income (loss) from
investment operations:
Net investment income (loss)	0.03		0.06	(2)	—	—	(0.01)
Net realized and unrealized
gain on investments	0.94		2.48		2.87	2.12	4.86
Total from investment operations	0.97		2.54		2.87	2.12	4.85
Less distributions:
Dividends from
net investment income	(0.04)		(0.04)		—	—	(0.01)
From net realized gain on investments	(0.74)		(0.21)		(0.24)	(0.06)	—
Total distributions	(0.78)		(0.25)		(0.24)	(0.06)	(0.01)
Paid-in capital from
redemption fees (Note 2)	0.01		—	(3)	0.03	0.02	0.01
Net Asset Value, End of Period	$20.57		$20.37		$18.08	$15.42	$13.34
Total Return	4.44%		14.10%		18.98%	16.05%	57.34%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$180,580		$103,025		$50,531	$31,483	$10,375
Ratio of expenses to average net assets:
Before waiver and expense
reimbursement and expense recapture	1.69	%(1)	1.93	%(1)	2.20%	2.67%	3.75%
After waiver and expense
reimbursement and expense recapture	1.85	%(1)	1.78	%(1)	1.75%	1.75%	1.75%
Ratio of net investment income (loss)
to average net assets:
Before waiver and expense
reimbursement and expense recapture	0.28	%(4)	0.27	%(4)	(0.46)%	(0.93)%	(2.07)%
After waiver and expense
reimbursement and expense recapture	0.12	%(4)	0.42	%(4)	(0.01)%	(0.01)%	(0.07)%
Portfolio turnover rate	36.40%		44.44%		67.29%	15.01%	6.58%

(1)
The ratio of expenses to average net assets includes dividends and interest on short positions. The before waiver, expense reimbursement and expense recapture and after waiver, expense reimbursement and expense recapture ratios excluding dividends and interest on short positions were 1.58% and 1.75% for the year ended March 31, 2008, and 1.90% and 1.75% for the year ended March 31, 2007.

(2)	Per share net investment income was calculated prior to tax adjustments.
(3)	Less than one cent per share.
(4)	The net investment income ratios include dividends and interest on short positions.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2008

(1)	Organization
The Fund is a separate series of USA MUTUALS (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified open-end management company.  The Trust was organized on March 20, 2001 as a Delaware business trust and may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Fund became effective on August 15, 2002 and commenced operations on August 30, 2002.  The Fund is managed by Mutuals Advisors, Inc. (the “Advisor”), formerly known as MUTUALS.com, Inc., which has retained GNI Capital, Inc. (“GNI”) to act as the Fund’s subadvisor.

The Fund’s investment objective is long-term growth of capital.

(2)	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation
Securities are stated at value.  Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange.  Exchange-traded securities for which there were no transactions are valued at the latest bid prices.  All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).  Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund’s Advisor.  Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value.  Securities for which quotations are not readily available and other assets are valued at fair value as determined by the Advisor under the supervision of the Fund’s Board of Trustees.  When determining fair value, the following factors are taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

(b)	Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.  Therefore, no Federal income tax provision has been provided.

(c)	New Accounting Pronouncements
The Fund adopted the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), on September 29, 2007.  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008

requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  As of March 31, 2008, FIN 48 did not result in an impact to the Fund’s financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”.  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

(d)	Distributions to Shareholders
The Fund will distribute any net investment income semi-annually and any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the year ended March 31, 2008 and the year ended March 31, 2007 were as follows:

	Year Ended	Year Ended
	March 31, 2008	March 31, 2007
Ordinary income	$1,364,403	$241,851
Long-term capital gains	$4,650,315(1)	$710,449

(1)	The Fund designated as a long-term capital dividend, pursuant to the Internal Revenue Code Section 852(b)(3).

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008

As of March 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$172,214,317
Gross tax unrealized appreciation	21,262,390
Gross tax unrealized depreciation	(10,393,405)
Net tax unrealized appreciation	10,868,985
Undistributed ordinary income	162,409
Undistributed long-term capital gain	1,047,199
Total distributable earnings	1,209,608
Other accumulated gains	142,088
Total accumulated earnings	$12,220,681

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of losses on wash sales and mark-to-market adjustments on Section 1256 contracts.

(e)	Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(f)	Share Valuation
The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 60 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

(g)	Short Positions
The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008

For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.  As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.  These segregated assets are valued consistent with Note 2a above.  The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.  The Fund’s receivable for proceeds on securities sold short is with one major security dealer.  The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.  As of March 31, 2008, the Fund had 5.9% of its net assets invested in short positions.

(h)	Options
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions.  As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period.  As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period.  As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.  The premium is the market value of an option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices.  An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the average of the quoted bid and asked prices.  If an options exchange closes after the time at which the Fund’s net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008

The number of option contracts written and the premiums received by the Fund during the period ended March 31, 2008, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	(150)	$(6,225)
Options written	(900)	(157,909)
Options exercised	—	—
Options expired	250	21,825
Options closed	500	75,499
Options outstanding, end of period	(300)	$(66,810)

(i)	Other
Investment transactions are accounted for on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(j)	Reclassifications of Capital Accounts
Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.  For the fiscal year ended March 31, 2008 reclassifications were recorded to increase undistributed net investment income by $5,640 and decrease undistributed net realized gain by $5,640.  These reclassifications have no effect on net assets or net asset value per share.

(3)	Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom an officer of the Trust is affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.95% of the Fund’s average daily net assets.

The Advisor has agreed to waive, through July 31, 2017, its management fee and/or reimburse the Fund’s other normal operating expenses (excludes dividends on short positions and interest expense) to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.75% of the Fund’s average daily net assets.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  For the year ended March 31, 2008, $248,912, was recouped by the Advisor.

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2008

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2009	$110,097
2010	$ 95,868

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund.  For the year ended March 31, 2008, the Fund incurred $159,811 in administration fees.

The Fund paid the Chief Compliance Officer $16,248 for the year ended March 31, 2008.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the year ended March 31, 2008, the Fund accrued expenses of $372,597 pursuant to the 12b-1 Plan.

(4)	Capital Share Transactions
Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	March 31, 2008	March 31, 2007
Shares sold	5,645,020	3,003,112
Shares issued to holders in
reinvestment of distributions	253,236	44,919
Shares redeemed	(2,176,627)	(783,404)
Net increase	3,721,629	2,264,627

(5)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended March 31, 2008, were $146,426,998 and $53,471,616, respectively.  There were no purchases or sales of U.S. government securities.

(6)	Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a Loan and Security Agreement for the Fund dated October 1, 2004 for the purpose of purchasing portfolio securities.  The interest rate on the outstanding principal amount was the Bank’s Prime Rate (weighted average rate of 7.47% for the year ended March 31, 2008).  During the year ended March 31, 2008, the Fund had an outstanding average daily balance of $38,298 and the maximum amount outstanding during the period was $1,000,000.  Interest expense amounted to $2,910 for the Fund for the year ended March 31, 2008.  At March 31, 2008 there was no loan payable balance for the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
USA MUTUALS
Dallas, Texas

We have audited the accompanying statement of assets and liabilities of the Vice Fund, a series of USA MUTUALS, including the portfolio of investments, as of March 31, 2008, the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2008 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Vice Fund as of March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 28, 2008

ADDITIONAL INFORMATION

Information about Trustees

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees.  Information pertaining to the Trustees of the Fund is set forth below.  The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request by calling 1-866-264-8783.

Non-Interested Trustees
		Term of	Principal	Number of	Other
	Position	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Dr. Michael D. Akers	Independent	Indefinite term;	Professor and	2	Independent
Straz Hall, 481	Trustee	Since 2001	Chair, Department		Trustee, Trust for
606 N. 13th Street			of Accounting,		Professional
Milwaukee, WI 53201			Marquette University		Managers (an
Age: 51			(2004 - present);		open-end
			Associate Professor		investment
			of Accounting,		company)
Marquette University
(1996 - 2004)
Gary A. Drska	Independent	Indefinite term;	Captain, Midwest	2	Independent
6744 S. Howell Avenue	Trustee	Since 2001	Airlines (Airline		Trustee, Trust for
Oak Creek, WI 53154			Company) (1985 -		Professional
Age: 50			present); Director -		Managers (an
			Flight Standards and		open-end
			Training (July 1990 -		investment
			December 1999)		company)

Interested Trustee and Officers
		Term of	Principal	Number of	Other
	Position(s)	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Joseph C. Neuberger*	Trustee	Indefinite term;	Executive	2	Trustee, Trust for
615 E. Michigan Street	and	Since 2001	Vice President,		Professional
Milwaukee, WI 53202	Chairperson		U.S. Bancorp Fund		Managers (an
Age: 46			Services, LLC		open-end
			(1994 - present)		investment
company);
Director/Trustee,
Buffalo Funds
(an open-end
investment
company)

*
This trustee is considered an “interested person” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

ADDITIONAL INFORMATION (Continued)

Interested Trustee and Officers (Continued)
		Term of	Principal	Number of	Other
	Position(s)	Office and	Occupation	Portfolios	Directorships
Name,	Held with	Length of	During Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Laurie P. Roberts	President	Indefinite term;	President, Mutuals	N/A	N/A
Plaza of the Americas	and	Since 2007	Advisors, Inc.
700 N. Pearl Street,	Treasurer		(2007 - present);
Suite 900			Executive Vice
Dallas, TX 75201			President and Chief
Age: 42			Compliance Officer,
Douglas Scott
Securities, Inc. (1995 -
January 2007); Chief
Executive Officer,
LPCR Consulting Inc.
(2002 - 2007)

Rachel A. Spearo	Secretary	Indefinite term;	Counsel, Fund	N/A	N/A
615 E. Michigan Street		Since 2005	Administration and
Milwaukee, WI 53202			Compliance, U.S.
Age: 28			Bancorp Fund Services,
LLC (2004 - present)

David E. Scott	Chief	Indefinite term;	Managing Member,	N/A	N/A
521 Fifth Avenue,	Compliance	Since 2007	D.E. Scott & Associates,
Suite 1700	Officer		LLC (December 2005 -
New York, NY 10175			present); CCO, Strategic
Age: 37			Value Partners, LLC
(August 2004 - December
2005); Managing Director,
IMRC Group (August
2003 - August 2004);
Director of Fund
Compliance, US Trust
Company (August 2001 -
August 2003)

Tax Information

The Fund designates 100% of its ordinary income distribution for the year ended March 31, 2008 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended March 31, 2008, 100% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s, sub-advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor, sub-advisor or portfolio manager to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has adopted proxy voting policies and procedures that delegate to Mutuals Advisors, Inc., the Fund’s investment advisor (the “Advisor”), the authority to vote proxies.  A description of the Vice Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

VICE FUND

Investment Advisor	Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Subadvisor	GNI Capital, Inc.
125 The Parkway, Suite 201
Greenville, South Carolina 29615

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Printed on recycled paper

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The Registrant has not made any amendments to its code of ethics during the period covered by this report.  The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael D. Akers is the audit committee financial expert and is considered to be independent in accordance with Commission rules.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “All Other Fees” refer to the aggregate fees billed for products and services provided by the principal accountant other than “Audit fees”, “Audit-related fees” and “Tax fees”.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2008	FYE 3/31/2007
Audit Fees	$39,800	$37,800
Audit-Related Fees	$0	$0
Tax Fees	$4,400	$4,200
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.  All services performed under the caption “Tax Fees” were approved by the Audit Committee in accordance with its pre-approval policies and procedures.  All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2008	FYE 3/31/2007
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0
.
Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not currently have procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.  The Registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, based on an evaluation of such disclosure controls and procedures, as of a date within 90 days of the filing of the report that includes the disclosure required by this paragraph.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto. Previously filed.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By   /s/Laurie Roberts
Laurie Roberts, President and Treasurer

Date  June 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By   /s/Laurie Roberts
Laurie Roberts, President and Treasurer

Date  June 9, 2008